INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax benefit (expense)
Current: Subsidiaries outside of The Netherlands	$ (2,299)	$ (1,984)	$ (8,937)
Current income tax expense in the Netherlands	248	0	0
Deferred: Subsidiaries outside of the Netherlands	48	135	331
Previous: Subsidiaries outside of The Netherlands	$ 754	$ 203	$ (614)